Retirement Plans (Details 5)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset allocation and target allocation plan
Target Allocations	100.00%
Percentage of Plan Assets	100.00%	100.00%
Equity securities [Member]
Asset allocation and target allocation plan
Target Allocations	60.00%
Percentage of Plan Assets	62.00%	63.00%
Debt Securities [Member]
Asset allocation and target allocation plan
Target Allocations	25.00%
Percentage of Plan Assets	24.00%	31.00%
Other [Member]
Asset allocation and target allocation plan
Target Allocations	15.00%
Percentage of Plan Assets	14.00%	6.00%